Intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management has projected cash flows	5 years
Deferred tax income	£ 16	£ (134)
Net exceptional loss	(2,799)	(1,454)	£ (3,337)
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets	£ 1,295	1,464	£ 1,418
Computer software | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years
India | Goodwill | Brand and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		655
Old Tavern brand | Brand names | Brand and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		78
Bagpiper brand | Brand names | Brand and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		38
Old Tavern and Bagpiper brands | Brand names | Brand and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Deferred tax income		25
Windsor Premier brand | Brand names | Brand and tangible asset impairment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment charge		434
Deferred tax income		105
Net exceptional loss		£ 329
India and USL Brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	3 years
Business combinations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management has projected cash flows	5 years
Extension of period over which management has projected cash flows	10 years